THRIVENT CHURCH LOAN AND INCOME FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Church Loans (85.8%)[a]	Value
California (18.6%)
	Church Loan #200030850
$473,626	4.550%, 11/15/2033[b]	$508,536
	Church Loan #200031050
491,659	4.650%, 11/15/2038[b]	528,738
	Church Loan #200031180
1,234,535	5.050%, 1/1/2044[b]	1,334,358

	Total	2,371,632

Colorado (4.0%)
	Church Loan #200031580
510,000	4.350%, 7/15/2039[b]	510,921

	Total	510,921

District Of Columbia (1.9%)
	Church Loan #200031460
235,000	4.750%, 6/1/2034[b]	241,752

	Total	241,752

Florida (4.0%)
	Church Loan #200031470
503,800	4.950%, 7/15/2039[b]	505,073

	Total	505,073

Illinois (5.8%)
	Church Loan #200031070
683,243	4.500%, 11/15/2043[b]	734,527

	Total	734,527

Maryland (8.7%)
	Church Loan #200030760
1,017,000	5.500%, 1/1/2044[b]	1,116,802

	Total	1,116,802

Minnesota (8.3%)
	Church Loan #200031120
244,882	4.570%, 11/15/2032[b]	264,519
	Church Loan #200031121
247,232	4.440%, 11/15/2032[b]	265,541
	Church Loan #200031122
247,079	4.180%, 11/15/2032[b]	257,970
	Church Loan #200031290
255,773	5.000%, 1/15/2031[b]	271,570

	Total	1,059,600

Mississippi (2.2%)
	Church Loan #200031400
271,091	4.900%, 3/15/2034[b]	281,973

	Total	281,973

New York (3.8%)
	Church Loan #200018200
76,500	4.950%, 6/15/2029[b]	77,057
	Church Loan #200031350
394,521	4.850%, 5/15/2039[b]	409,667

	Total	486,724

North Carolina (2.5%)
	Church Loan #200031320
302,386	4.800%, 4/15/2042[b]	321,446

	Total	321,446

Principal Amount	Church Loans (85.8%)[a]	Value
Ohio (4.1%)
	Church Loan #200031030
$484,331	5.300%, 11/15/2033[b]	$519,332

	Total	519,332

Oregon (3.2%)
	Church Loan #200031370
394,091	5.100%, 4/15/2039[b]	410,187

	Total	410,187

Tennessee (4.0%)
	Church Loan #200031360
485,206	4.750%, 3/15/2037[b]	516,686

	Total	516,686

Texas (10.3%)
	Church Loan #200030080
387,500	4.550%, 7/1/2039[b]	390,784
	Church Loan #200031140
457,009	5.250%, 12/15/2033[b]	490,022
	Church Loan #200031330
206,940	4.950%, 3/15/2044[b]	215,582
	Church Loan #200031331
206,967	5.125%, 3/15/2044[b]	217,997

	Total	1,314,385

Wisconsin (4.4%)
	Church Loan #200031510
434,000	4.750%, 6/1/2039[b]	449,095
	Church Loan #200031530
110,642	4.200%, 5/15/2026[b]	112,226

	Total	561,321

	Total Church Loans (cost $10,355,014)	10,952,361

Principal Amount	Long-Term Fixed Income (11.9%)	Value
Mortgage-Backed Securities (11.9%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
905,000	3.500%, 7/1/2034[c]	934,082
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
575,000	3.500%, 7/1/2049[c]	587,668

	Total	1,521,750

	Total Long-Term Fixed Income (cost $1,516,773)	1,521,750

Shares or Principal Amount	Short-Term Investments (13.5%)	Value
	Federal Home Loan Bank Discount Notes
940,000	2.100%, 7/1/2019[d]	940,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

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THRIVENT CHURCH LOAN AND INCOME FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Shares or Principal Amount	Short-Term Investments (13.5%)	Value
	Thrivent Core Short-Term Reserve Fund
77,861	2.590%	$778,606

	Total Short-Term Investments (cost $1,718,496)	1,718,606

	Total Investments (cost $13,590,283) 111.2%	$14,192,717

	Other Assets and Liabilities, Net (11.2%)	(1,428,209)

	Total Net Assets 100.0%	$12,764,508

a	The Church Loan Mortgagee has the right to repay the loan at any time. The Loans are generally considered to be illiquid due to the limited, if any, secondary market.
b	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$602,434
Gross unrealized depreciation	–

Net unrealized appreciation (depreciation)	$602,434

Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$13,590,283

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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THRIVENT CHURCH LOAN AND INCOME FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used as of June 28, 2019, in valuing Church Loan and Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Church Loans	10,952,361	–	–	10,952,361
Long-Term Fixed Income
Mortgage-Backed Securities	1,521,750	–	1,521,750	–
Short-Term Investments	940,000	–	940,000	–
Subtotal Investments in Securities	$13,414,111	$–	$2,461,750	$10,952,361

Other Investments *	Total
Affiliated Short-Term Investments	778,606
Subtotal Other Investments	$778,606

Total Investments at Value	$14,192,717

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Church Loan and Income Fund as discussed in the Notes to Financial Statements.

Investments in Securities	Beginning Value 3/31/2019	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation) *	Purchases	Sales/ Paydowns	Transfers Into Level 3	Transfers Out of Level 3	Ending Value 6/28/2019

Church Loans	7,695,572	-	304,429	3,050,300	(97,940)	-	-	10,952,361

Total	$7,695,572	$-	$304,429	$3,050,300	($97,940)	$-	$-	$10,952,361

* Change in net unrealized appreciation/(depreciation) attributable to Level 3 securities still held at June 28, 2019 is $307,567.

The reporting entity’s Church Loan Level 3 security’s fair value is calculated by a vendor using a market approach with a discounted cash flow model based on the established policies and procedures of the reporting entity. Inputs used in valuation include the principal and interest schedules, bond equivalent ratings, loan transaction spreads with a range of 0.03% to 2.04%, U.S. Treasury yields, and corporate credit yields. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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THRIVENT CHURCH LOAN AND INCOME FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Church Loan and Income Fund, is as follows:

Fund	Value 3/31/2019	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$742	$726	$689	$779	78	6.1%
Total Affiliated Short-Term Investments	742			779		6.1
Total Value	$742			$779

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 4/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$–	$–	$–	$5
Total Income from Affiliated Investments				$5
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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